FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 259,028	$ 417,788